REVENUE FROM CONTRACTS WITH CUSTOMERS - Backlog (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 2,139,000	$ 1,793,000
Less than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,648,000	1,215,000
Thereafter
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 491,000	$ 578,000